General Information	9 Months Ended
Sep. 30, 2020
Disclosure of Detailed Information about Businesses and Intragroup Relationship of Group [abstract]
General Information
1.	GENERAL INFORMATION
ASLAN Pharmaceuticals Limited (“ASLAN Cayman”) was incorporated in the Cayman Islands in June 2014 and is the listing vehicle for our listing on the Nasdaq Global Market in the United States. ASLAN Cayman and its subsidiaries (collectively referred to as the “Company”) are principally engaged in the development of innovative treatments to transform the lives of patients.
The main businesses and intragroup relationships of the Company were as follows as of September 30, 2020:

Name	Place of Incorporation	Date of Incorporation	Main Business
ASLAN Pharmaceuticals Limited	Cayman Islands	June 2014	Investment holding
ASLAN Pharmaceuticals Pte. Ltd.	Singapore	April 2010	New drug research and development
ASLAN Pharmaceuticals Taiwan Limited	Taiwan	November 2013	New drug research and development
ASLAN Pharmaceuticals Australia Pty Ltd.	Australia	July 2014	New drug research and development
ASLAN Pharmaceuticals Hong Kong Limited	Hong Kong	July 2015	New drug research and development
ASLAN Pharmaceuticals (Shanghai) Co. Ltd.	China	May 2016	New drug research and development
ASLAN Pharmaceuticals (USA) Inc.	United States of America	October 2018	New drug research and development
Jaguahr Therapeutics Pte. Ltd.	Singapore	August 2019	New drug research and development

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ASLAN Pharmaceuticals Pte. Ltd. was incorporated in Singapore in April 2010 and ASLAN Pharmaceuticals Limited was incorporated in Cayman Islands in June 2014 as the listing vehicle for the initial public offering and listing on the TPEx in 2017 and listing on the Nasdaq Global Market sponsored with its issuance of American Depositary Shares (“ADSs”) since May 4, 2018.
On July 16, 2020, TPEx notified the Company that the Company showed a negative net worth and lack of operating revenue for the six months ending June 30, 2020, resulting in the Company’s failure to meet TPEx’s listing standards provided in subparagraph 4, paragraph 1, Article
12-2
of the Taipei Exchange Rules Governing Securities Trading on the TPEx. Thus, on August 25, 2020 the Company’s ordinary shares ceased trading on TPEx, resulting in the Nasdaq Global Market being the primary listing of the Company’s securities.
On September 17, 2020, the Company received the approval from Financial Supervisory Commission by an official letter of the Cessation of the Company’s public company status in Taiwan. As of September 30, 2020, the Company is only listed on Nasdaq Global Market.
The Company has financed its operations to date primarily through the issuance of common shares. The Company has incurred net losses since inception. Please refer to Notes 22 and 23 for details of the Company’s current fund raising plan.
In addition to its main product candidates, the Company has other earlier stage products candidates in development. On October 15, 2019, the Company established a joint venture with Bukwang Pharmaceutical Co., Ltd., a leading research and development focused Korean pharmaceutical company, to develop antagonists of the aryl hydrocarbon receptor (AhR). The joint venture company, in which the Company currently owns a controlling stake, is called Jaguahr Therapeutics Pte. Ltd.
Both the reporting and functional currency of the Company is the U.S. dollar.